Organization and Summary of Significant Accounting Policies (Details 17) - Jun. 28, 2015 - USD ($) $ in Thousands	Total
Employee Stock Option
Unrecognized compensation cost related to stock options and restricted stock granted under the plan
Compensation Cost	$ 457
Weighted Average Period Over Which Cost is to be Recognized (in years)	9 months 18 days
Restricted stock
Unrecognized compensation cost related to stock options and restricted stock granted under the plan
Compensation Cost	$ 1,325
Weighted Average Period Over Which Cost is to be Recognized (in years)	1 year